Consolidated Statements of Financial Position - CAD ($)	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash and cash equivalents	$ 19,760,015	$ 799,929
Sales tax receivable	110,146	0
Prepaids	168,207	78,287
Total current assets	20,038,368	878,216
Non-current assets
Intangible assets	2,000	2,000
Total assets	20,040,368	880,216
Current liabilities
Accounts payable and accrued liabilities	638,573	150,923
TOTAL LIABILITIES	638,573	150,923
Shareholders' equity
Share capital	27,080,281	980,661
Subscription receivable	(33,684)	(1,000)
Subscription received	0	147,426
Reserves	1,565,055	161,300
Deficit	(9,209,857)	(559,094)
TOTAL SHAREHOLDERS' EQUITY	19,401,795	729,293
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 20,040,368	$ 880,216